CONVERTIBLE NOTES (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Short-Term Debt [Line Items]
Less: unamortized debt discount		$ (78)
Subtotal		14,828	4,160
Less: Current portion		(14,828)	(4,160)
Convertible notes, net of current portion
Accrued cumulative interest		725	122
The 2023 Convertible Notes [Member]
Short-Term Debt [Line Items]
Convertible Notes		4,160	4,160
The 2024 Convertible Note [Member]
Short-Term Debt [Line Items]
Convertible Notes		$ 10,746